Revenue and Segment Information	12 Months Ended
Dec. 31, 2023
Revenue and Segment Information [Abstract]
REVENUE AND SEGMENT INFORMATION

NOTE 4. REVENUE AND SEGMENT INFORMATION

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Sales of Halal products	373,676	364,405	-
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	-	-	2,974
Sales of air-filter products	-	-	141,337
Total Revenue	373,676	364,405	144,311

Operating segments have been determined on the basis of reports reviewed by the executive director. The executive director is considered to be the chief operating decision maker of the Group. The executive director considers that the Group has assessed and allocated resources on this basis. The executive director considers that the Group has seven operating segments for the year ended December 31, 2023 (2021: six and 2022: seven), being (1) the sale of electronic glass, (2) sales of air-filter products, (3) sales of Halal products, (4) NFT, (5) corporate, (6) provision of consultancy and (7) provision of new energy products and solutions.

Disaggregation of Revenue

Timing of transfer of good or services

2023	At a point in time US$	Total US$
Sales of Halal products	373,676	373,676

2022	At a point in time US$	Total US$
Sales of Halal products	364,405	364,405

2021	At a point in time US$	Total US$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	2,974	2,974
Sales of air- filter products	141,337	141,337
Total Revenue	144,311	144,311

Revenue by geographic location

The Group’s operations are located in Malaysia. The following table provides an analysis of the Group’s sales by geographical markets based on locations of customers:

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Malaysia	373,676	364,405	58,380
Hong Kong	-	-	2,974
China	-	-	5,116
USA	-	-	77,841
	373,676	364,405	144,311

Non-current assets by geographic location

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
USA	24,260,847	14,265,605	3,346,369
Korea	1,437,333	2,222,075	3,010,558
Malaysia	477,757	567,712	-
Canada	268,458	483,082	-
Australia	119	660	409,237
Hong Kong	-	-	1,413,786
China	-	-	7,683,844
	26,444,514	17,539,134	15,863,794

Major customers

For the year ended December 31, 2023, the Group has three individual customers (2022 and 2021: two and two respectively) with revenues comprising more than 10% of Group’s revenues and their respective receivables due from these customers are disclosed below:

	December 31, 2023		December 31, 2022		December 31, 2021
	Percentage of Revenue	Balance due US$	Percentage of Revenue	Balance due US$	Percentage of Revenue	Balance due US$
Customer A	-	-	-	-	53.93%	76,000
Customer B	-	-	-	-	40.45%	57,000
Customer C	12%	-	72.39%	234,956	-	-
Customer D	70%	34,887	16.27%	58,286	-	-
Customer E	18%	-	-	-	-	-

Segment information for the reporting period is as follows:

	Consolidated
For the year ended 31 December 2023	Sales of electronic glass US$	Sales of air- filter products US$	Sales of Halal products US$	Provision of consultancy US$	NFT US$	Energy products and solutions US$	Corporate US$	Total US$
Revenue
Revenue from operating activities	-	-	373,676	-	-	-	-	373,676
Interest income	-	-	3	1	-	-	-	4
Loss on fair value changes in investment	-	-	-	-	-	-	1,677,178	1,677,178
Other income	-	-	-	-	-	-	10,137	10,137
Segment revenue	-	-	373,679	1	-	-	1,687,315	2,060,995

Cost of sales	-	-	(261,566)	-	-	-	-	(261,566)
Employee benefit expenses	-	-	(159,252)	-	-	-	(358,295)	(517,547)
Depreciation and amortization expenses	-	(784,000)	(85,558)	(4,200)	(44,625)	-	(1,082)	(919,465)
Professional and consulting expenses	(18,000)	(268,800)	(7,289)	(462,790)	-	(22,500)	(463,364)	(1,242,743)
Travel and accommodation expenses	-	-	(1,784)	-	-	-	(4,148)	(5,932)
Other operating expenses	-	(148)	(64,279)	(139,030)	-	-	(88,351)	(291,808)
Finance costs	-	(121,995)	(32,684)	(2,530)	-	-	(261,413)	(418,622)
Share on losses of associates	-	-	-	-	-	-	(175,507)	(175,507)
Provision for inventory	-	-	(18,838)	-	(990,606)	-	-	(1,009,444)
Provision for bad debt	-	(67,605)	(655,305)	-	(41,407)	-	-	(764,317)
Provision for other receivables	-	(730,411)	(1,330,820)	(101,556)	-	-	(72,851)	(2,235,638)
Provision for other current assets	-	(1,313,920)	(278,223)	-	-	-	-	(1,592,143)
Provision for loan receivable	-	-	-	-	-	-	(6,902,000)	(6,902,000)
Provision for equipment deposits	(5,000,000)	-	-	-	-	-	-	(5,000,000)
Provision for associate	-	-	-	-	-	-	(545,128)	(545,128)
Provision for former companies	-	-	-	-	-	-	(217,639)	(217,639)
Provision for intangible assets	-	-	-	-	-	-	(722,784)	(722,784)
Loss on fair value change in warrant	-	-	-	-	-	-	2,396,291	2,396,291
Exchange (loss)/gain	-	(2,450)	(419)	3,538	-	-	14,216	14,885
Segment expenses	(5,018,000)	(3,289,329)	(2,896,017)	(706,568)	(1,076,638)	(22,500)	(7,402,055)	(20,411,107)
Segment operating (loss)/profit	(5,018,000)	(3,289,329)	(2,522,338)	(706,567)	(1,076,638)	(22,500)	(5,714,740)	(18,350,112)

Segment assets 2023	9,260,846	822,191	1,519,552	1,193,338	227,051	5,320	17,106,530	30,134,828
Segment liabilities 2023	-	(618,149)	(58,863)	(77,702)	(365)	-	(12,776,570)	(13,531,649)

	Consolidated
For the year ended 31 December 2022	Sale of electronic glass US$	Sale of air-filter products US$	Sale of Halal products US$	Provision of credit risk analysis US$	Provision of consultancy US$	NFT US$	Corporate US$	Total US$
Revenue
Revenue from operating activities	-	-	364,405	-	-	-	-	364,405
Interest income	-	-	4	1	1	-	392,616	392,622
Gain on disposal of investment in equity instrument	-	-	-	-	-	-	484,361	484,361
Loss on fair value changes in investment	-	-	-	-	-	-	(202,363)	(202,363)
Other income	-	-	-	-	1,990	-	-	1,990
Segment revenue	-	-	364,409	1	1,991	-	674,614	1,041,015

Cost of sales	-	-	(475,546)	-	-	-	-	(475,546)
Employee benefit expenses	(83,688)	-	(136,948)	(74,039)	(264,229)	(97,636)	(355,452)	(1,011,992)
Depreciation and amortization expenses	(280,521)	(780,887)	(131,702)	(22,883)	(14,849)	(45,134)	(97,165)	(1,373,141)
Professional and consulting expenses	(38,892)	(127,921)	(48,885)	(7,839)	(338,288)	(108,817)	(3,640,872)	(4,311,514)
Travel and accommodation expenses	(10,318)	-	(94,274)	-	(19)	-	(5,915)	(110,526)
Other operating expenses	(21,656)	(4,900)	(122,825)	3,995	(59,278)	(65,628)	(380,267)	(650,559)
Finance costs	(89,549)	(26,420)	(9,018)	-	(12,202)	-	(496,695)	(633,884)
Share on losses of associates	-	-	-	(223,354)	-	-	-	(223,354)
Gain on disposal of subsidiaries	(70,028)	-	-	-	(529)	-	(14,377)	(84,934)
Loss on deemed disposal of subsidiary	-	-	-	-	-	-	(13,242)	(13,242)
Provision for inventory	-	-	(66,542)	-	-	(709,427)	-	(775,969)
Provision for bad debt	-	(70,769)	-	-	-	-	-	(70,769)
Written off of property, plant and equipment	-	-	-	-	-	(53,895)	-	(53,895)
Loss on fair value change in warrant	-	-	-	-	-	-	(2,408,271)	(2,408,271)
Exchange gain/(loss)	266	4,248	10,711	(1)	(7,296)	-	247,114	255,042
Segment expenses	(594,386)	(1,006,649)	(1,075,029)	(324,121)	(696,690)	(1,080,537)	(7,165,142)	(11,942,554)
Segment operating (loss)/profit	(594,386)	(1,006,649)	(710,620)	(324,120)	(694,699)	(1,080,537)	(6,490,528)	(10,901,539)

Segment assets 2022	14,124,658	3,753,922	3,522,922	-	-	344,841	17,072,859	38,819,202
Segment liabilities 2022	(947)	(346,144)	(1,292)	-	-	(359)	(9,553,373)	(9,902,115)

	Consolidated
For the year ended 31 December 2021	Development, sale and distribution of 3D displays, conversion equipment, software and others US$	Sales of electronic glass US$	Sales of air- filter products US$	Provision of credit risk analysis US$	NFT US$	Corporate US$	Total US$
Revenue
Revenue from operating activities	2,974	-	141,337	-	-	-	144,311
Interest income	14,092	-	-	4	-	-	14,096
Fair value change in derivative financial instruments	-	-	-	-	-	(629,564)	(629,564)
Other income	-	-	-	-	29,690	221,254	250,944
Segment revenue	17,066	-	141,337	4	29,690	(408,310)	(220,213)

Cost of sales	(2,033)	(4,972)	(104,675)	-	-	-	(111,680)
Employee benefit expenses	(161,233)	(78,973)	-	(8,164)	(411,619)	(546,076)	(1,206,065)
Depreciation and amortization expenses	(81,697)	(682)	(784,000)	-	(19,412)	(105,721)	(991,512)
Professional and consulting expenses	(4,336)	(6,555)	(27,561)	(229,941)	(881,055)	(626,138)	(1,775,586)
Travel and accommodation expenses	(5,963)	(49,178)	-	(7,946)	(687)	(4,517)	(68,291)
Other operating expenses	(454,467)	(27,259)	(7,066)	(19,658)	(205,056)	520,068	(193,438)
Reversal of allowance for inventory obsolescence	7,054	-	-	-	-	-	7,054
Provision for bad debt	-	-	(10,753)	-	-	-	(10,753)
Gain/ (loss) on disposal of subsidiaries	3,376,341	-	-	-	-	(2,402,487)	973,854
Finance costs	(12,527)	(45,172)	(2,249)	-	24,911	(1,460,251)	(1,495,288)
Segment expenses	2,661,139	(212,791)	(936,304)	(265,709)	(1,492,918)	(4,625,122)	(4,871,705)
Segment operating profit/(loss)	2,678,205	(212,791)	(794,967)	(265,705)	(1,463,228)	(5,033,432)	(5,091,918)

Segment assets 2021	-	11,489,919	4,712,512	1,504,925	563,757	154,645	18,425,757
Segment liabilities 2021	-	(1,242,657)	(327,374)	(578,578)	(205,834)	(5,608,562)	(7,963,006)